Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net cash flows	$ (567)	$ (9,957)	$ (3,760)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	(735)	(10,173)	(4,124)
Fair value of previously held equity interests	42	7	33
Contingent consideration payables, net	59	98	242
Payments, deferred consideration and other adjustments, net	1	62	(2)
Net cash flows	(633)	(10,006)	(3,851)
Divestments
Statement [line items]
Net cash flows	66	$ 49	91
Net cash inflows from divestment	(52)		95
Net cash outflows from divestments			4
Current assets divested			96
Cash and cash equivalents in subsidiary or businesses acquired or disposed			11
Divested business			196
Divestments | Non-current assets [member]
Statement [line items]
Divested business			159
Divestments | Current liabilities [member]
Statement [line items]
Liabilities in subsidiary or businesses acquired or disposed			41
Divestments | Non-current liabilities [member]
Statement [line items]
Liabilities in subsidiary or businesses acquired or disposed			$ 18
Divestments | Intangible assets and goodwill [member]
Statement [line items]
Net cash inflows from divestment	$ (14)